Balance Sheet Components	12 Months Ended
Dec. 31, 2020
Balance Sheet Components
Balance Sheet Components

4. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Credit card processing reserve	$5,854	$2,650
Prepaid expenses	3,772	2,460
Other current assets	865	4,354
Prepaid expenses and other current assets	$10,491	$9,464

The Company recorded an impairment charge of $3.4 million related to prepaid expenses and other current assets for the year ended December 31, 2020, in connection with a lease agreement for corporate facilities.

Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Capitalized internal-use software	$6,167	$3,554
Computer equipment and servers	631	458
Furniture and fixtures	184	238
Leasehold improvements	114	143
Construction in progress	1,037	519
Total property and equipment	8,133	4,912
Accumulated depreciation and amortization	(2,841)	(1,264)
Property and equipment, net	$5,292	$3,648

Depreciation and amortization expense related to property and equipment was $1.6 million, $0.7 million, and $0.4 million in 2020, 2019, and 2018, respectively.

Other Current Liabilities

Other current liabilities consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Accrued sales and marketing expenses	$7,204	$1,630
Accrued compensation	3,825	2,531
End-user liability, net	2,789	1,418
Accrued developer revenue share	907	540
Other accrued expenses	4,893	1,418
Other current liabilities	$19,618	$7,537